Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Share-Based Compensation
Share-Based Compensation

20. Share-Based Compensation

The terms of the 2013 Omnibus Incentive Compensation Plan (the “Plan”) and the assumptions for the valuation of Restricted Stock Units (“RSUs”) and Stock Appreciation Rights or Stock Options (collectively the “SARs”) and the terms of the GasLog Partners' 2015 Long-Term Incentive Plan (the "GasLog Partners' Plan") and the assumptions for the valuation of Restricted Common Units ("RCUs") and Performance Common Units ("PCUs") have been disclosed in Note 22 “Share-Based Compensation” in the annual audited consolidated financial statements for the year ended December 31, 2019.

On April 1, 2020, GasLog granted to executives, managers and certain employees of the Group 496,742 RSUs and 496,742 Performance Stock Units (“PSUs”) in accordance with the Plan. The RSUs will vest incrementally with one third of the RSUs vesting on each of April 1, 2021, 2022 and 2023 and the PSUs will vest on April 1, 2023. Vesting of the PSUs is also subject to the achievement of certain performance targets in relation to the total shareholder return (“TSR”) achieved by the Company during the performance period weighted at 50%, the operating expenses reduction (“Opex reduction”) weighted at 25% and the general and administrative expense reduction (“G&A reduction”) weighted at 25%. Specifically, TSR is benchmarked against the TSR of a selected group of peer companies. TSR above the 75th percentile of the peer group results in 100% of the award vesting; TSR between the 25th and 75th percentile of the peer group results in the achieved percentile of award vesting and TSR below the 25th percentile of the peer group results in none of the award vesting. In addition, achieving more than 100%, 95%-100%,  90%-94% and 85%-89% of the three-year target Opex reduction results in 100% plus 1 point for each point in excess of target,  100%,  75% and 50% of award vesting, respectively while achieving less than 85% of target cost reduction results in none of the award vesting. Finally, achieving more than 100%,  95%-100%,  90%-94% and 85%-89% of the target G&A reduction results in 100% plus 1 point for each point in excess of target,  100%,  75% and 50% of award vesting, respectively while achieving less than 85% of target cost reduction, results in none of the award vesting. The compensation cost for the PSUs is recognized on an accelerated basis as though each separately vesting portion of PSUs is a separate award. The holders are entitled to cash distributions that will be accrued and settled on vesting.

			Fair value at
Awards	Number	Grant date	grant date
RSUs	496,742	April 1, 2020	$3.51
PSUs	496,742	April 1, 2020	$3.51

In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash.

Fair value

The fair value of the RSUs and PSUs was determined by using the grant date closing price of $3.51 per common unit and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs, SARs and PSUs during the period

The summary of RSUs,  SARs and PSUs is presented below:

		Weighted
		average
	Number of	exercise price	Weighted average	Aggregate fair
	awards	per share	contractual life	value
RSUs
Outstanding as of January 1, 2020	367,162	—	1.16	5,988
Granted during the period	496,742	—	—	1,744
Vested during the period	(200,863)	—	—	(3,217)
Forfeited during the period	(1,059)	—	—	(17)
Outstanding as of June 30, 2020	661,982	—	2.36	4,498
SARs
Outstanding as of January 1, 2020	2,630,173	14.46	6.53	11,367
Forfeited during the period	(1,085)	—	—	(6)
Expired during the period	(17,326)	—	—	(71)
Outstanding as of June 30, 2020	2,611,762	14.47	6.03	11,290
PSUs
Outstanding as of January 1, 2020	—	—	—	—
Granted during the period	496,742	—	—	1,744
Outstanding as of June 30, 2020	496,742	—	2.75	1,744

As of June 30, 2020, 2,344,849 SARs have vested but have not been exercised.

On April 1, 2020, GasLog Partners granted to its executives 233,688 RCUs and 233,688 PCUs in accordance with the GasLog Partners’ Plan. The RCUs and PCUs will vest on April 1, 2023. The holders are entitled to cash distributions that will be accrued and settled on vesting.

			Fair value at
Awards	Number	Grant date	grant date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02

In accordance with the terms of the GasLog Partners’ Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners’ Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs in accordance with the GasLog Partners’ Plan was determined by using the grant date closing price of $2.02 per common unit and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the period

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(37,327)	—	(882)
Outstanding as of June 30, 2020	272,828	2.54	1,380
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(31,105)	—	(734)
Forfeited during the period	(6,222)		(148)
Outstanding as of June 30, 2020	272,828	2.54	1,380

The total expense recognized in respect of share-based compensation for the three and six months ended June 30, 2020 was $1,646 and $2,992 (for the three and six months ended June 30, 2019: $1,266 and $2,587). The total accrued cash distribution as of June 30, 2020 is $762 (December 31, 2019: $1,176).